Provisions_Others (Details) ₩ in Billions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of other provisions [Abstract]
Description of nature of obligation, other provisions	1) The Group has been offering Korean won settlement services for trade with Korea and Iran; however, the Group has stopped the services for trade in line with U.S. economic sanctions on September 23, 2019. The Group resumed the service humanitarian goods trade only since July 13, 2020. In connection with these services, the Group is currently being investigated by the U.S. government agencies including the U.S. prosecutors (United States Attorney's Office and New York State Attorney General's Office) and New York State Financial Supervisory Service as to whether the Group has violated United States laws by participating in prohibited transactions involving the following countries: Iran, Sudan, Syria and Cuba, which have been sanctioned by the U.S. In this regard, the Bureau of Foreign Assets Control concluded its investigation in December 2020 without taking any additional sanctions, but the investigation procedures of the U.S. Public Prosecutors' Office and the New York State Financial Supervisory Service have yet to be completed. 2) The Group recognized the provision of the estimated compensation amount related to the miss-selling of the Derivative Linked Fund (DLF) incurred during the previous year and a fine expected to be imposed by the Financial Supervisory Service as the best estimate for the expenditure required to meet its obligations at the end of the reporting period. 3) For the year ended December 31, 2020, the Group recognized the provisions for the required expenditure as the best estimate to fulfill its obligations as of December 31, 2020 due to the expected losses of clients arising from the delay in the redemption of funds by Lime Asset Management and the dispute settlement by the Financial Supervisory Service. As of December 31, 2020, the provision for this case is 106.8 billion won and the advance payment is 113.9 billion won.
Asset recognised for expected reimbursement, other provisions	₩ 113.9
Expected reimbursement, other provisions	₩ 106.8